Note 3 - Summary of Significant Accounting Policies (Narrative) (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Inventory, goods	$ 367,988	$ 357,265	$ 188,116
Inventory, parts	283,356	185,690	169,704
Inventory, net	$ 651,344	$ 542,955	$ 357,820